LEASES - Future Minimum Rental Income (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Future Minimum Rental Income
Remainder 2021	$ 118,547
2021 / 2022	234,443	$ 255,071
2022 / 2023	218,823	249,576
2023 / 2024	200,270	232,486
2024 / 2025	181,734	212,373
2025		192,954
Thereafter	1,125,513
Thereafter		1,242,601
Total	$ 2,079,330	$ 2,385,061